SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT

NOTE 13:-   SUBSEQUENT EVENT

On February 3, 2015, the Company announced that it signed a definitive agreement to acquire Vexigo Ltd., ("Vexigo") a privately-held Israeli-based software company supporting video advertising over the internet and mobile devices, which will continue to operate as our wholly-owned subsidiary.

Under the terms of the agreement, the Company will acquire 100% of the outstanding shares of Vexigo in consideration of the payment of $ 3 million at closing and two payments of $ 500 each that will be paid three months and six months following the closing date. In addition, at closing, the Company will issue 40% of its outstanding ordinary shares post-closing to Vexigo's shareholders. The agreement further provides for earn-out payments of up to $ 16 million over a 5.5 years period from the closing date, based on the earnings of the Vexigo product line.

The Vexigo transaction is expected to close in April 2015, following the Company's scheduled extraordinary general meeting of shareholders, when approval of the Vexigo transaction will be sought.

The Company's chief executive officer is entitled to receive upon the closing of the Vexigo transaction a warrant based on a cashless exercise mechanism, to acquire 93,453 Ordinary shares, with an exercise price equal to the market price of the Company's Ordinary shares at the signing of the definitive agreement to acquire Vexigo, valid for a period of five years. In addition, subject to the closing of the Vexigo transaction an independent business consultant will be entitled to receive 2% of the total consideration paid or issued by the Company in connection with the Vexigo transaction. Therefore, upon closing of the Vexigo transaction, the consultant will be entitled to receive 2% of the cash consideration as well as 2% of the equity consideration (62,302 Ordinary shares), which will be issued by means of a five-year warrant with a $0 exercise price. The consultant will also be entitled to receive 2% of any future earn-out payments.

In addition, options to acquire an additional 242,000 Ordinary shares are issuable to Vexigo's employees and officers in connection with the closing of the transaction.